Income Taxes - Schedule of Income (loss) Before Income Tax from Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income (loss) before income tax from discontinued operations
Income from discontinued operations, net of tax of nil (note 3)	$ 0	$ 0	$ 2,338
Non-PRC
Income (loss) before income tax from discontinued operations
Income from discontinued operations, net of tax of nil (note 3)	0	0	0
PRC
Income (loss) before income tax from discontinued operations
Income from discontinued operations, net of tax of nil (note 3)	$ 0	$ 0	$ 2,338